Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes

Note 9 — Taxes

(a)	Income tax

Cayman Islands

Powerbridge was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Powerbridge HK is established in Hong Kong. Under the Hong Kong tax laws, Powerbridge HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Powerbridge Zhuhai is governed by the Enterprise Income Tax (“EIT”) laws of PRC. Under EIT laws of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Powerbridge Zhuhai, the Company’s operating subsidiary in PRC, has been approved as HNTEs in 2014 and successfully renewed it in 2017, which reduced its statutory income tax rate to 15%. In 2017, Powerbridge Zhuhai obtained the PRC Software Association’s “Key Software Enterprise” status and further reduced its income tax rate to 10%.

The impact of the tax holidays noted above decreased income taxes by $174,774, $655,889 and $339,036 for the fiscal year 2018, 2017 and 2016, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.03, $0.09 and $0.05 for the years ended December 31, 2018, 2017 and 2016, respectively.

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2018	2017	2016

Current	113,088	406,975	543,914
Deferred	(69,898)	27,907	(7,527)
Total provision for income taxes	$43,190	$434,882	$536,387

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the years ended December 31,
	2018	2017	2016

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(9.9)%	(15.0)%	(10.0)%
R&D credits	(12.7)%	(2.0)%	(1.8)%
Permanent difference and others	0.3%	2.0%	0.2%
Effective tax rate	$2.7%	$10.0%	$13.4%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the deferred tax assets are as follows:

	As of December 31,
	2018	2017

Deferred tax assets:
Provision for doubtful accounts	$37,042	$5,571
Depreciation and amortization	50,374	15,800
Total deferred tax assets	$87,416	$21,371

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as at December 31, 2018 and 2017.

(b)	Value added tax

Enterprises who sell goods in the PRC are subject to a value added tax in accordance with PRC laws. VAT standard rates are 6% to 17% of the gross sales price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on sales of the finished products and services. Powerbridge Zhuhai obtained a VAT preferential status for its technology development business, accordingly, the certain Company’s technology development business is exempted from VAT. Tax savings resulted from the VAT exemption amounted to $233,345, $540,149 and $272,812 for the years ended December 31, 2018, 2017 and 2016, respectively.

(c)	Tax payable

Taxes payable consists of the following:

	As of December 31,
	2018	2017

Income taxes payable	$642,215	$864,807
VAT and other tax payable	225,395	388,438
Totals	$867,610	$1,253,245

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2018 and 2017. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2018.